IMPAIRMENT OF LONG-TERM ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			36 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Impairment of long-term assets:
Impairment of long-term assets	$ 500	$ 4,500	$ 1,500
Cost method investment (unlisted)
Impairment of long-term assets:
Impairment of long-term assets	0	3,000	0
FSRU conversion parts
Impairment of long-term assets:
Impairment of long-term assets	$ 500	$ 1,500	$ 1,500	$ 3,500